Reserve Factoring (Tables)	12 Months Ended
Dec. 31, 2022
Factoring [Abstract]
Forfaiting operations [Table Text Block]

Description	Consolidated

At December 31, 2020	157,801
Addition	1,202,582
Interest incurred	18,228
Interest paid	(18,228)
Payment	(1,356,689)

At December 31, 2021	3,694

Addition	1,541,948
Interest incurred	79,460
Interest paid	(53,476)
Payment	(818,274)

At December 31, 2022	753,352